Income Taxes (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Deductible temporary differences	$ 103,894	$ 102,519
Tax losses	24,024	19,779
Loss carryforwards	$ 128,098	$ 122,298